Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 7 — Employee Benefit Plan

We have a 401(k) plan for employees meeting eligibility requirements. Eligible employees may contribute up to 100% of their eligible compensation, subject to IRS limitations. Our employer matching contributions to the plan are discretionary as determined by our board of directors. Employer contributions were approximately $3,000 in 2009 and there were no employer contributions in 2010.